EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2014
EQUITY INVESTMENTS

NOTE 15. EQUITY INVESTMENTS

Equity investments consist of the following:

	December 31
(in US$ thousands)	2013	2014
Investments accounted for under the equity method	$5,822	$5,781

Our Company’s investments accounted for under the equity method primarily consist of the following: (a) from July 2012 to May 2013, a 20 percent equity interest investment in Infocomm Asia Holdings Pte Ltd. (“IAHGames”), an online game operator, publisher and distributor in Southeast Asia (See Note 5 “Divestitures”, for additional information); (b) an 18 percent equity interest investment in East Gate Media Contents & Technology Fund (“East Gate”), a Korean Fund Limited Partnership that invests in online game businesses and films; and (c) a 22.86 percent equity interest investment in Double2 Network Technology Co., Ltd. (“Double2”), a Taiwanese company that mainly engaged in development of causal gaming software.

In July 2012, we entered into agreements to sell a 60 percent ownership in IAHGames to IAHGames’ management and Management Capital International Limited (“MCIL”), a British Virgin Islands company owned by IAHGames’ management. As we only retained a 20 percent ownership in IAHGames, upon the closing of the agreements, we deconsolidated the results of IAHGames’ operations and began accounting for our remaining 20 percent interest under the equity method up to May 2013 when we sold the remaining interest in IAHGames to IAHGames’ management and MCIL. (See Note 5, “Divestitures” for additional information.)

Our Company has an 18 percent interest in East Gate, a Korean Limited Partnership. We account for this limited partnership investment under the equity method accounting since we have the ability to exercise significant influence over partnership operating and financial policies based on the terms of the partnership agreement.